UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
February 28, 2022

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through February 28, 2022 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity IndexTM (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.

The Fund had negative performance during the Period ending on February 28, 2022. The market price for VIDI decreased -3.39% and the Net Asset Value (“NAV”) decreased -3.39%, while the Morningstar Global Markets ex-US Index, a broad market index, detracted -7.15%, and Morningstar Global Markets ex-US Large-Mid Index returned -7.02%, over the same Period. The Fund’s Index fell -2.88%. Meanwhile, outstanding shares ended the Period at 16,300,000.

For the Period, the largest positive contributor to return was ZIM Integrated Shipping Services Ltd. (ZIM US), adding 0.31% to the return of the Fund, gaining 51.81% with an average weighting of 0.74%. The second largest contributor to return was Gigabyte Technology Co Ltd (2376 TT), adding 0.27% to the return of the Fund, gaining 57.61% with an average weighting of 0.62%. The third largest contributor to return was Equinor ASA (EQNR NO), adding 0.24% to the return of the Fund, gaining 51.11% with an average weighting of 0.64%.

For the Period, the largest negative contributor to return was Gazprom PJSC (OGZD LI), detracting 0.37% from the return of the Fund, declining 68.09% with an average weighting of 0.61%. The security contributing second-most negatively was Supermax Corporation Bhd (SUCB MK), detracting 0.30% from the return of the Fund, and declining 64.64% with an average weighting of 0.27%. The third largest negative contributor to return was Angang Steel Co Ltd (347 HK), detracting 0.25% from the return of the Fund, and declining 43.17% with an average weight of 0.36%.

For the Period, the best performing security in the Fund was Tower Semiconductor Ltd (TSEM IT), gaining 58.53% and contributing 0.02% to the return of the Fund. The second-best performing security for the Period was Gigabyte Technology Co Ltd (2376 TT), gaining 57.61% and contributing 0.27% to the return of the Fund. The third-best performing security was Tata Motors Ltd (TTM US), gaining 53.91% for the Period and contributing 0.03% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the Period, the worst performing security in the Fund was Magnit PJSC (MGNT LI), declining 88.90% and reducing the return of the Fund by 0.09%. The second-worst performing security in the Fund was Hyundai Engineering & Construction Co Ltd (0007201B KS), declining 87.92% and reducing the return of the Fund by 0.00%. The third-worst performing security in the Fund was Lukoil PJSC (LKOD LI), declining 76.63% and reducing the return of the Fund by 0.16%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through February 28, 2022 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock IndexTM (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the Period ending on February 28, 2022. The market price for VUSE increased 1.28% and the Net Asset Value (“NAV”) increased 1.52%, while the S&P 500 Index, a broad market index, detracted -2.62%, and the Morningstar US Market Total Return Index, another broad market index, detracted -4.28%, over the same Period. The Fund’s Index returned 1.58%. Meanwhile, outstanding shares ended the Period at 10,500,000.

For the Period, the largest positive contributor to return was Marathon Oil Corporation (MRO US), adding 0.35% to the return of the Fund, gaining 93.35% with an average weighting of 0.54%. The second largest contributor to return was Ovintiv Inc. (OVV US), adding 0.30% to the return of the Fund, gaining 69.75% with an average weighting of 0.59%. The third largest contributor to return was Whiting Petroleum Corporation (WLL US), adding 0.27% to the return of the Fund, gaining 57.89% with an average weighting of 0.61%.

For the Period, the largest negative contributor to return was Fulgent Genetics, Inc. (FLGT US), detracting 0.16% from the return of the Fund, declining 31.72% with an average weighting of 0.46%. The security contributing second-most negatively was Mohawk Industries, Inc. (MHK US), detracting 0.16% from the return of the Fund, and declining 28.81% with an average weighting of 0.45%. The third largest negative contributor to return was PROG Holdings, Inc. (PRG US), detracting 0.15% from the return of the Fund, and declining 35.25% with an average weight of 0.37%.

For the Period, the best performing security in the Fund was Marathon Oil Corporation (MRO US), gaining 93.35% and contributing 0.35% to the return of the Fund. The second-best performing security for the Period was Ovintiv Inc. (OVV US), gaining 69.75% and contributing 0.30% to the return of the Fund. The third-best performing security was The Mosaic Company (MOS US), gaining 63.68% for the Period and contributing 0.19% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the Period, the worst performing security in the Fund was ModivCare Inc. (MODV US), declining 41.23% and reducing the return of the Fund by 0.15%. The second-worst performing security in the Fund was Loyalty Ventures Inc. (LYLT US), declining 40.28% and reducing the return of the Fund by 0.04%. The third-worst performing security in the Fund was Kyndryl Holdings, Inc. (KD US), declining 39.88% and reducing the return of the Fund by 0.01%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through February 28, 2022 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond IndexTM (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had negative performance during the Period ending on February 28, 2022. The market price for VBND decreased -4.07% and the Net Asset Value (“NAV”) decreased -4.39%, while the FTSE Broad Investment Grade Bond Index, a broad market index, detracted -4.28% over the same Period. The Fund’s Index fell -4.17%. Meanwhile, outstanding shares ended the Period at 8,300,000.

For the Period, the largest positive contributor to return was Ginnie Mae (G2SF 2.5 3/22), adding 0.01% to the return of the Fund, gaining 0.95% with an average weighting of 0.09%. The second largest contributor to return was Fannie Mae/Freddie Mac (UMBS) (FNCL 2.5 11/21), adding 0.01% to the return of the Fund, gaining 0.60% with an average weighting of 0.30%. The third largest contributor to return was Ginnie Mae (GNSF 3.5 3/22), adding 0.01% to the return of the Fund, gaining 0.70% with an average weighting of 0.05%.

For the Period, the largest negative contributor to return was United States Treasury Note/Bond (T 5 1/4 11/15/28), detracting 0.17% from the return of the Fund, declining 3.65% with an average weighting of 4.84%. The security contributing second-most negatively was United States Treasury Note/Bond (T 6 1/4 05/15/30), detracting 0.16% from the return of the Fund, and declining 4.87% with an average weighting of 2.59%. The third largest negative contributor to return was United States Treasury Note/Bond (T 5 3/8 02/15/31), detracting 0.13% from the return of the Fund, and declining 5.14% with an average weight of 1.97%.

For the Period, the best performing security in the Fund was United States Treasury Inflation Indexed Bonds (TII 0 5/8 04/15/23), gaining 0.95% and contributing 0.00% to the return of the Fund. The second-best performing security for the Period was Ginnie Mae (G2SF 2.5 3/22), gaining 0.95% and contributing 0.01% to the return of the Fund. The third-best performing security was Ginnie Mae (GNSF 2.5 3/22), gaining 0.87% for the Period and contributing 0.00% to the return of the Fund.

For the Period, the worst performing security in the Fund was Corning Inc (GLW 5.45 11/15/2079), declining 16.47% and reducing the return of the Fund by 0.02%. The second-worst performing security in the Fund was Charter Communications Operating

VIDENT CORE U.S. BOND STRATEGY ETF

LLC / Charter Communications Operating Capital (CHTR 6.834 10/23/55), declining 14.77% and reducing the return of the Fund by 0.05%. The third-worst performing security in the Fund was Altria Group Inc (MO 5 3/8 01/31/44), declining 11.04% and reducing the return of the Fund by 0.03%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 12-42.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity IndexTM (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock IndexTM (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond IndexTM (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US’ equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

VIDENT FUNDS

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Sub-indexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2022 (Unaudited)

Percentage of
Country	Net Assets
Republic of Korea	7.4%
China	6.7%
Australia	6.6%
Hong Kong	6.4%
Norway	6.2%
Taiwan	6.2%
Japan	6.1%
Singapore	6.0%
Germany	5.3%
Brazil	4.5%
United Kingdom	4.1%
South Africa	3.8%
Switzerland	3.7%
Sweden	3.6%
Canada	3.3%
Thailand	3.1%
Indonesia	2.7%
Chile	2.1%
Malaysia	2.1%
Denmark	2.0%
Netherlands	1.4%
Israel	1.3%
Mexico	1.0%
Finland	0.5%
France	0.5%
Italy	0.5%
Poland	0.5%
Russian Federation	0.5%
Spain	0.5%
Belgium	0.2%
Ireland	0.2%
India	0.1%
Short-Term Investments	0.4%
Investments Purchased
with Proceeds from
Securities Lending	1.0%
Liabilities in Excess
of Other Assets	(0.5)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2022 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	20.9%
Consumer Discretionary	14.1%
Financials	13.6%
Industrials	11.6%
Healthcare	10.4%
Communication Services	8.5%
Consumer Staples	7.0%
Materials	4.3%
Energy	4.3%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	33.8%
Liabilities in Excess of Other Assets	(33.7)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 28, 2022 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	62.1%
Corporate Bonds	24.1%
Mortgage Backed Securities – U.S. Government Agency	11.8%
U.S. Government Agency Issues	1.3%
Short-Term Investments	9.9%
Investments Purchased with Proceeds from Securities Lending	23.4%
Liabilities in Excess of Other Assets	(32.6)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 96.4%

	Australia – 6.6%
73,868	Ansell, Ltd.	$1,377,584
1,359,553	Beach Energy, Ltd.	1,504,509
137,510	BlueScope Steel, Ltd.	2,019,638
151,415	Fortescue Metals Group, Ltd.	1,994,225
424,055	Harvey Norman Holdings, Ltd. (a)	1,615,512
632,554	Healius, Ltd.	1,973,762
355,343	Insignia Financial, Ltd.	985,008
64,544	JB Hi-Fi, Ltd.	2,309,509
73,922	Medibank Private, Ltd.	170,581
602,186	Metcash, Ltd. (a)	1,800,349
51,670	Mineral Resources, Ltd.	1,696,625
74,447	Newcrest Mining, Ltd.	1,386,761
267,713	QBE Insurance Group, Ltd.	2,232,123
27,562	Rio Tinto, Ltd.	2,363,451
328,745	Sandfire Resources, Ltd.	1,598,316
719,134	Silver Lake Resources, Ltd. (b)	965,407
77,750	Sonic Healthcare, Ltd.	1,977,503
		27,970,863
	Belgium – 0.2%
54,204	Proximus SADP	1,081,267

	Brazil – 2.9%
300,290	Cia Brasileira de Distribuicao	1,355,231
266,630	EDP – Energias do Brasil SA	1,073,414
319,323	JBS SA	2,183,077
488,333	Marfrig Global Foods SA	2,094,873
102,378	Minerva SA	215,618
245,241	Telefonica Brasil SA	2,382,575
857,715	TIM SA	2,255,962
54,693	Vale SA	977,992
		12,538,742
	Canada – 3.3%
49,401	Canfor Corporation (b)	1,117,448
35,777	Celestica, Inc. (b)	425,087
4,452	Fairfax Financial Holdings, Ltd.	2,156,764
45,934	Great-West Lifeco, Inc.	1,380,899

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Canada – 3.3% (Continued)
33,998	iA Financial Corporation, Inc.	$2,018,677
71,604	Interfor Corporation	2,179,706
37,153	Loblaw Companies, Ltd.	2,896,139
65,604	Power Corporation of Canada	2,021,887
1,330	Suncor Energy, Inc.	40,644
		14,237,251
	Chile – 1.6%
7,753,825	Banco de Chile	827,087
1,168,431	Cencosud SA	2,161,039
16,170,584	Enel Americas SA	1,902,302
614,157	Falabella SA	2,032,251
		6,922,679
	China – 6.7%
58,150	360 DigiTech, Inc. – ADR	1,090,313
17,000	Anhui Conch Cement Company, Ltd. – Class H	91,160
336,000	China Life Insurance Company, Ltd. – Class H	557,298
4,052,000	China Petroleum & Chemical Corporation – Class H	2,001,705
799,000	China Shenhua Energy Company, Ltd. – Class H	2,198,510
789,500	CITIC Securities Company, Ltd. – Class H	1,913,707
5,161,000	COFCO Joycome Foods, Ltd. (c)	2,245,722
1,200,000	COSCO SHIPPING Holdings
	Company, Ltd. – Class H (b)	2,411,150
366,000	CSPC Pharmaceutical Group, Ltd.	433,277
1,162,800	GF Securities Company, Ltd. – Class H	1,744,118
2,307,600	Haitong Securities Company, Ltd. – Class H	1,984,600
1,596,000	Huadian Power International
	Corporation, Ltd. – Class H (a)	602,557
1,970,000	Lenovo Group, Ltd.	2,190,934
4,240,000	PetroChina Company, Ltd. – Class H	2,262,795
2,278,000	PICC Property & Casualty Company, Ltd. – Class H	2,405,199
6,696,000	The People’s Insurance Company
	Group of China, Ltd. – Class H	2,150,960
2,249,000	Yangzijiang Shipbuilding Holdings, Ltd.	2,286,360
		28,570,365

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Denmark – 2.0%
628	AP Moller – Maersk AS – Class B	$1,993,275
8,082	FLSmidth & Company AS	233,092
87,789	H Lundbeck AS	2,133,565
36,583	Jyske Bank AS (b)	1,996,375
20,966	Novo Nordisk AS – Series B	2,159,426
		8,515,733
	Finland – 0.5%
377,259	Nokia OYJ (b)	2,049,837

	France – 0.5%
32,103	Cie de Saint-Gobain	2,017,458

	Germany – 4.7%
8,501	Allianz SE	1,941,182
11,166	Aurubis AG	1,317,505
20,316	Bayerische Motoren Werke AG	1,975,214
21,337	Continental AG (b)	1,840,574
172,936	Deutsche Bank AG	2,187,170
46,059	Freenet AG	1,240,573
23,690	Fresenius Medical Care AG & Company KGaA	1,525,211
22,155	Fresenius SE & Company KGaA	778,017
27,181	Mercedes-Benz Group AG	2,142,277
7,043	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	1,955,136
13,473	Rheinmetall AG	2,021,760
21,224	Suedzucker AG	291,073
24,422	Uniper SE	781,781
		19,997,473
	Hong Kong – 6.4%
705,500	China Overseas Land & Investment, Ltd.	2,153,420
2,434,000	China Resources Cement Holdings, Ltd.	2,080,848
820,000	China Resources Power Holdings Company, Ltd.	1,821,826
342,000	China Resources Land, Ltd.	1,663,233
1,447,000	China Taiping Insurance Holdings Company, Ltd.	1,709,281
3,378,000	China Traditional Chinese Medicine
	Holdings Company, Ltd.	1,923,813

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Hong Kong – 6.4% (Continued)
300,500	CK Hutchison Holdings, Ltd.	$2,105,581
439,500	Kingboard Holdings, Ltd.	2,050,216
2,262,000	Kunlun Energy Company, Ltd.	2,211,715
90,000	Orient Overseas International, Ltd.	2,534,011
5,363,000	Pacific Basin Shipping, Ltd.	2,841,524
1,684,000	Sino Land Company, Ltd.	2,118,551
3,182,000	WH Group, Ltd. (d)	2,219,422
		27,433,441
	India – 0.1%
11,250	Tata Motors, Ltd. – ADR (a)(b)	340,762

	Indonesia – 2.7%
12,801,100	Adaro Energy Tbk PT	2,182,968
5,547,400	Astra International Tbk PT	2,239,502
4,445,800	Bank Negara Indonesia Persero Tbk PT	2,475,562
7,044,200	Telkom Indonesia Persero Tbk PT	2,127,920
1,306,200	United Tractors Tbk PT	2,263,825
		11,289,777
	Ireland – 0.2%
17,259	Bank of Ireland Group plc (b)	114,529
20,348	Perrigo Company plc	722,761
		837,290
	Israel – 1.3%
327,891	Israel Discount Bank, Ltd. – Class A	2,156,310
21,430	Plus500, Ltd.	401,255
5,517	Tower Semiconductor, Ltd. (b)	257,825
37,791	ZIM Integrated Shipping Services, Ltd.	2,637,434
		5,452,824
	Italy – 0.5%
79,761	Assicurazioni Generali SpA	1,588,393
179,719	UnipolSai Assicurazioni SpA	490,523
		2,078,916
	Japan – 6.1%
10,100	AGC, Inc.	446,356

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Japan – 6.1% (Continued)
84,600	Dai Nippon Printing Company, Ltd.	$2,194,054
103,600	GungHo Online Entertainment, Inc.	2,273,039
87,200	H.U. Group Holdings, Inc.	2,297,825
101,500	Iida Group Holdings Company, Ltd.	1,870,931
126,200	NGK Spark Plug Company, Ltd.	2,265,957
201,500	Nikon Corporation	2,087,167
86,500	Nippon Electric Glass Company, Ltd.	2,074,348
265,900	Nisshinbo Holdings, Inc.	2,336,365
23,800	Shimamura Company, Ltd. (a)	2,147,011
47,100	Sompo Holdings, Inc.	2,052,893
111,600	Toppan, Inc.	2,186,943
97,100	Toyota Boshoku Corporation	1,767,064
		25,999,953
	Malaysia – 2.1%
1,653,500	Hartalega Holdings Bhd	1,819,500
3,601,100	Kossan Rubber Industries Bhd	1,483,840
396,700	MISC Bhd	694,473
2,677,696	Supermax Corporation Bhd	669,663
926,500	Tenaga Nasional Bhd	2,023,581
4,321,400	Top Glove Corporation Bhd	2,110,009
		8,801,066
	Mexico – 1.0%
2,264,111	America Movil SAB de CV – Series L	2,063,269
364,299	Arca Continental SAB de CV	2,406,968
		4,470,237
	Netherlands – 1.4%
65,349	Koninklijke Ahold Delhaize NV	2,017,039
38,520	NN Group NV	1,850,912
112,672	Stellantis NV	2,071,684
		5,939,635
	Norway – 6.2%
26,523	Aker ASA – Class A	2,200,284
93,420	DNB Bank ASA	2,093,907
77,884	Equinor ASA	2,466,189

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Norway – 6.2% (Continued)
90,730	Gjensidige Forsikring ASA	$2,248,221
252,921	Leroy Seafood Group ASA	2,208,904
96,321	Mowi ASA	2,479,866
671,847	MPC Container Ships AS	2,108,678
228,741	Orkla ASA	2,147,036
1,584	Salmar ASA	116,940
217,080	Storebrand ASA	2,151,631
129,984	Telenor ASA	1,928,257
185,385	TGS ASA	2,074,438
43,594	Yara International ASA	2,220,934
		26,445,285
	Poland – 0.5%
115,142	Polski Koncern Naftowy ORLEN SA	1,955,776

	Republic of Korea – 7.4%
368,798	Daewoo Engineering &
	Construction Company, Ltd. (b)	1,923,203
40,995	DB Insurance Company, Ltd.	2,107,116
22,242	DL E&C Company, Ltd.	2,377,092
53,315	Hankook Tire & Technology Company, Ltd.	1,560,850
99,587	Hyundai Marine & Fire Insurance Company, Ltd.	2,385,417
10,828	Hyundai Mobis Company, Ltd.	2,017,276
33,009	Kia Motors Corporation	2,026,086
32,246	KT&G Corporation	2,140,168
118,820	LG Display Company, Ltd.	1,847,993
7,234	LG Innotek Company, Ltd.	1,967,412
168,410	LG Uplus Corporation	1,841,886
18,512	LX Semicon Company, Ltd.	1,755,203
4,009	NongShim Company, Ltd.	1,023,631
115,813	Samsung Engineering Company, Ltd. (b)	2,234,675
2,619	Samsung Fire & Marine Insurance Company, Ltd.	414,954
44,851	SK Telecom Company, Ltd.	2,036,732
83,196	SL Corporation	1,639,909
		31,299,603
	Russian Federation – 0.5%
285,161	Gazprom PJSC – ADR	755,677

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Russian Federation – 0.5% (Continued)
10,998	LUKOIL PJSC – ADR	$206,872
32,030	Magnit PJSC – GDR (c)	51,264
19,494	Novolipetsk Steel PJSC – GDR (c)	150,104
143,584	Rosneft Oil Company PJSC – GDR (c)	387,677
24,074	Severstal PAO – GDR (c)	123,981
20,302	Tatneft PJSC – ADR	278,949
		1,954,524
	Singapore – 6.0%
68,000	City Developments, Ltd.	356,669
1,785,000	ComfortDelGro Corporation, Ltd.	1,854,101
80,600	DBS Group Holdings, Ltd.	2,008,098
132,163	Flex, Ltd. (b)	2,179,368
3,210,600	Genting Singapore, Ltd.	1,821,181
33,000	Jardine Cycle & Carriage, Ltd.	530,937
446,400	Keppel Corporation, Ltd.	1,969,823
779,200	NetLink NBN Trust (c)	548,187
233,300	Oversea-Chinese Banking Corporation, Ltd.	2,005,681
453,700	Sembcorp Industries, Ltd.	838,916
730,200	Singapore Technologies Engineering, Ltd.	2,054,856
1,147,500	Singapore Telecommunications, Ltd.	2,130,244
95,419	United Overseas Bank, Ltd.	2,102,458
166,400	UOL Group, Ltd.	855,628
150,600	Venture Corporation, Ltd.	1,944,836
679,600	Wilmar International, Ltd.	2,192,823
		25,393,806
	South Africa – 3.8%
157,373	Aspen Pharmacare Holdings, Ltd.	2,047,046
250,157	Barloworld, Ltd.	1,988,791
515,786	Harmony Gold Mining Company, Ltd.	2,242,722
143,926	Impala Platinum Holdings, Ltd.	2,737,598
34,626	Kumba Iron Ore, Ltd.	1,354,475
205,558	MTN Group, Ltd. (b)	2,548,773
294,327	Sibanye Stillwater, Ltd.	1,359,399
677,372	Telkom SA SOC, Ltd. (b)	1,813,047
		16,091,851

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Spain – 0.5%
82,817	Mapfre SA	$163,856
417,665	Telefonica SA	2,005,970
		2,169,826
	Sweden – 3.6%
51,746	Boliden AB	2,321,887
101,671	Electrolux AB – Series B	1,839,368
60,977	Getinge AB – Class B	2,394,320
156,868	Husqvarna AB – Class B	1,902,221
25,410	Lundin Energy AB	941,480
11,469	Skanska AB – Class B	261,869
369,392	SSAB AB – Class A	2,346,713
181,203	Telefonaktiebolaget LM Ericsson – Class B	1,687,583
86,542	Trelleborg AB – Class B	1,760,512
		15,455,953
	Switzerland – 3.7%
10,942	Baloise Holding AG	1,837,879
10,885	Chubb, Ltd.	2,216,621
123,449	Ferrexpo plc	279,926
13,008	Helvetia Holding AG	1,585,149
6,770	Swatch Group AG	2,103,795
3,477	Swiss Life Holding AG	2,123,833
19,533	Swiss Re AG	1,869,735
117,691	UBS Group AG	2,166,017
3,485	Zurich Insurance Group AG	1,601,478
		15,784,433
	Taiwan – 6.2%
2,050,000	Acer, Inc.	2,105,939
148,000	Asustek Computer, Inc.	1,961,191
2,980,000	AU Optronics Corporation	2,184,377
927,000	Cathay Financial Holding Company, Ltd.	2,060,000
657,000	Chicony Electronics Company, Ltd.	2,099,775
1,197,000	ChipMOS Technologies, Inc.	2,220,225
412,000	Gigabyte Technology Company, Ltd.	2,057,428
3,634,000	HannStar Display Corporation	2,054,535
3,507,000	Innolux Corporation	2,095,318

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 96.4% (Continued)

	Taiwan – 6.2% (Continued)
916,000	Lite-On Technology Corporation	$2,234,864
380,000	Micro-Star International Company, Ltd.	2,107,723
835,000	Pegatron Corporation	2,058,088
311,000	Radiant Opto-Electronics Corporation	1,114,874
		26,354,337
	Thailand – 3.1%
962,200	IRPC pcl – NVDR	111,901
487,800	Kasikornbank pcl – NVDR	2,440,866
5,071,500	Krung Thai Bank pcl – NVDR	2,172,946
775,400	Mega Lifesciences pcl – NVDR	1,020,419
458,100	PTT Global Chemical pcl – NVDR	743,054
1,806,700	Regional Container Lines pcl – NVDR (a)	2,612,596
2,414,700	Sri Trang Agro-Industry pcl – NVDR (a)	1,976,839
2,435,400	Sri Trang Gloves Thailand pcl – NVDR	1,919,252
		12,997,873
	United Kingdom – 4.1%
47,200	Anglo American plc	2,421,114
364,584	Aviva plc	2,053,567
104,957	BT Group plc	262,287
1,856,293	Centrica plc (b)	1,924,786
352,482	J Sainsbury plc	1,303,895
55,505	Janus Henderson Group plc	1,863,303
435,902	Kingfisher plc	1,790,865
452,927	M&G plc	1,250,669
18,902	Rio Tinto plc	1,468,690
244,742	Royal Mail plc	1,289,550
924,610	Vodafone Group plc	1,630,629
		17,259,355
	TOTAL COMMON STOCKS (Cost $388,740,982)	409,708,191

PREFERRED STOCKS – 2.7%

	Brazil – 1.6%
916,909	Cia Energetica de Minas Gerais	2,272,828
1,714,131	Cia Paranaense de Energia – Class B	2,319,136

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
PREFERRED STOCKS – 2.7% (Continued)

	Brazil – 1.6% (Continued)
360,500	Petroleo Brasileiro SA	$2,369,418
		6,961,382
	Chile – 0.5%
988,913	Embotelladora Andina SA – Class B	2,163,714

	Germany – 0.6%
43,692	Schaeffler AG	294,941
10,492	Volkswagen AG	2,098,140
		2,393,081
	TOTAL PREFERRED STOCKS (Cost $11,330,487)	11,518,177

Principal
Amount
SHORT-TERM INVESTMENTS – 0.4%

	Money Market Deposit Account – 0.4%
$1,657,244	U.S. Bank Money Market
	Deposit Account, 0.003% (e)	1,657,244
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,657,244)	1,657,244

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.0%

	Private Funds – 0.1%
336,641	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.130% (f)(g)	336,641
		336,641
Shares
	Money Market Funds – 0.1%
242,000	Goldman Sachs Financial Square Government Fund –
	Institutional Class, 0.030% (f)	242,000
242,000	JPMorgan U.S. Government Money
	Market Fund – Capital Class, 0.030% (f)	242,000
		484,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
	Repurchase Agreements – 0.8%
$880,442	Bank of America Securities, Inc. – 0.050%, dated
	2/28/22, matures 3/1/22, repurchase price $880,443
	(collateralized by various U.S. government mortgage
	backed securities: Total Value $898,051)	$880,442
657,427	Deutsche Bank, Inc. – 0.050%, dated 2/28/22,
	matures 3/1/22, repurchase price $657,428
	(collateralized by various U.S. government Treasury
	bills: Total Value $670,576)	657,427
880,442	MUFG Securities International, Inc. – 0.050%, dated
	2/28/22, matures 3/1/22, repurchase price $880,443
	(collateralized by various U.S. government mortgage
	backed securities: Total Value $898,051)	880,442
880,442	RBC Dominion Securities, Inc. – 0.050%, dated
	2/28/22, matures 3/1/22, repurchase price $880,443
	(collateralized by various U.S. government Treasury
	bills, notes, bonds, and mortgage backed securities:
	Total Value $898,051)	880,442
		3,298,753
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $4,119,394) (h)	4,119,394
	TOTAL INVESTMENTS – 100.5%
	(Cost $405,848,107)	427,003,006
	Liabilities in Excess of Other Assets – (0.5)%	(2,020,725)
	NET ASSETS – 100.0%	$424,982,281

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $7,212,372 or 1.70% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2022, the value of these securities amounted to $3,506,935 or 0.8% of net assets.

(d)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2022, the value of these securities amounted to $2,219,422 or 0.5% of net assets.

(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

(f)	Annualized seven-day yield as of February 28, 2022.
(g)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
(h)
Investment purchased with cash proceeds from securities lending. As of February 28, 2022, total cash collateral has a value of $4,119,394. Additionally, total non-cash collateral has a value of $3,507,909.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 99.7%

	Communication Services – 8.5%
41,746	AMC Networks, Inc. – Class A (a)(b)	$1,730,372
93,990	AT&T, Inc.	2,226,623
34,900	Comcast Corporation – Class A (b)	1,631,924
74,315	DISH Network Corporation – Class A (a)(b)	2,375,107
50,140	EchoStar Corporation – Class A (a)(b)	1,220,408
59,932	Fox Corporation – Class A (b)	2,506,956
84,947	Frontier Communications Parent, Inc. (a)	2,340,290
100,873	Gray Television, Inc. (b)	2,363,454
30,383	John Wiley & Sons, Inc. – Class A (b)	1,528,569
84,603	Lions Gate Entertainment Corporation – Class A (a)(b)	1,299,502
189,664	Lumen Technologies, Inc. (b)	1,964,919
106,711	News Corporation – Class A	2,381,789
14,393	Nexstar Media Group, Inc. – Class A	2,663,425
30,150	Omnicom Group, Inc. (b)	2,529,283
118,247	TEGNA, Inc.	2,710,221
94,565	Telephone & Data Systems, Inc.	1,640,703
64,306	The Interpublic Group of Companies, Inc.	2,366,461
18,372	United States Cellular Corporation (a)	505,414
39,999	Verizon Communications, Inc.	2,146,746
52,845	Yelp, Inc. (a)	1,790,917
		39,923,083
	Consumer Discretionary – 14.1%
50,804	Abercrombie & Fitch Company – Class A (a)(b)	1,934,616
10,393	Asbury Automotive Group, Inc. (a)(b)	2,017,385
21,214	AutoNation, Inc. (a)(b)	2,432,397
37,300	Big Lots, Inc. (b)	1,296,548
20,042	Dick’s Sporting Goods, Inc. (b)	2,104,410
8,805	Dillards, Inc. – Class A (b)	2,207,502
43,528	General Motors Company (a)	2,033,628
49,598	G-III Apparel Group, Ltd. (a)	1,375,849
3,456	Graham Holdings Company – Class B (b)	2,077,505
13,452	Group 1 Automotive, Inc. (b)	2,447,322
37,825	Kohl’s Corporation (b)	2,103,826
193,355	Laureate Education, Inc.	2,095,968
24,473	Lennar Corporation – Class A (b)	2,199,633
42,030	LKQ Corporation (b)	1,973,309

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 14.1% (Continued)
87,666	Macy’s, Inc. (b)	$2,272,303
50,686	MarineMax, Inc. (a)	2,319,391
14,791	Mohawk Industries, Inc. (a)	2,082,277
12,241	Murphy USA, Inc. (b)	2,212,438
22,788	Penske Automotive Group, Inc.	2,239,833
95,810	Perdoceo Education Corporation (a)	1,003,131
44,637	PulteGroup, Inc. (b)	2,216,673
39,935	Shoe Carnival, Inc. (b)	1,164,505
97,306	Smith & Wesson Brands, Inc.	1,715,505
33,079	Sonic Automotive, Inc. – Class A	1,776,673
77,663	Taylor Morrison Home Corporation (a)(b)	2,291,059
49,593	The Buckle, Inc. (b)	1,785,348
108,713	The Goodyear Tire & Rubber Company (a)(b)	1,683,964
40,595	Toll Brothers, Inc.	2,202,685
95,913	Tri Pointe Homes, Inc. (a)	2,145,574
60,399	Vista Outdoor, Inc. (a)(b)	2,201,544
10,978	Whirlpool Corporation (b)	2,209,542
35,821	Winnebago Industries, Inc. (b)	2,295,051
52,213	Zumiez, Inc. (a)(b)	2,322,956
		66,440,350
	Consumer Staples – 7.0%
85,006	Albertsons Companies, Inc. – Class A	2,477,925
31,544	Archer-Daniels-Midland Company	2,474,627
23,672	Bunge, Ltd.	2,474,908
48,106	Edgewell Personal Care Company (b)	1,716,422
19,230	Fresh Del Monte Produce, Inc.	497,672
24,211	Ingredion, Inc.	2,148,484
34,031	Molson Coors Brewing Company – Class B (b)	1,775,738
4,750	Nu Skin Enterprises, Inc. – Class A	220,352
12,662	PriceSmart, Inc.	920,781
26,161	Spectrum Brands Holdings, Inc. (b)	2,427,218
82,393	Sprouts Farmers Market, Inc. (a)(b)	2,346,553
16,590	The JM Smucker Company (b)	2,235,502
51,371	The Kroger Company (b)	2,404,163
25,161	Tyson Foods, Inc. – Class A (b)	2,331,418
62,101	United Natural Foods, Inc. (a)(b)	2,498,323

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Staples – 7.0% (Continued)
23,205	Universal Corporation	$1,255,622
7,914	USANA Health Sciences, Inc. (a)(b)	696,511
45,811	Walgreens Boots Alliance, Inc.	2,111,429
		33,013,648
	Energy – 4.3%
20,157	Antero Resources Corporation (a)	462,200
33,315	Chesapeake Energy Corporation (b)	2,573,584
17,152	Chevron Corporation (b)	2,469,888
43,536	Civitas Resources, Inc. (b)	2,197,262
116,236	Marathon Oil Corporation	2,622,284
16,946	Oasis Petroleum, Inc. (b)	2,245,514
59,504	Ovintiv, Inc.	2,728,258
39,523	PDC Energy, Inc. (b)	2,550,024
30,976	Whiting Petroleum Corporation (b)	2,287,578
		20,136,592
	Financials – 13.6%
36,673	Aflac, Inc.	2,240,354
3,399	Alleghany Corporation (a)	2,249,866
17,930	American Financial Group, Inc.	2,427,543
39,549	American International Group, Inc.	2,421,981
14,065	Assurant, Inc. (b)	2,386,971
39,378	B Riley Financial, Inc.	2,344,960
29,096	CNO Financial Group, Inc.	703,250
43,646	Cowen, Inc. – Class A (b)	1,294,104
40,884	Donnelley Financial Solutions, Inc. (a)	1,312,376
28,899	Encore Capital Group, Inc. (a)(b)	1,907,045
40,964	Enova International, Inc. (a)	1,670,102
18,554	Evercore, Inc. – Class A	2,356,544
68,976	Federated Hermes, Inc. (b)	2,253,446
46,149	Fidelity National Financial, Inc. (b)	2,198,538
22,318	Houlihan Lokey, Inc.	2,295,630
65,195	Jefferies Financial Group, Inc.	2,317,030
38,852	Loews Corporation	2,383,182
35,129	Mercury General Corporation	1,932,095
34,507	Metlife, Inc.	2,330,948
13,536	Piper Sandler Companies	2,003,463

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Financials – 13.6% (Continued)
31,203	Principal Financial Group, Inc. (b)	$2,204,180
42,078	PROG Holdings, Inc. (a)	1,289,270
20,149	Reinsurance Group of America, Inc. (b)	2,233,718
27,098	Stewart Information Services Corporation (b)	1,839,412
32,124	Stifel Financial Corporation (b)	2,361,114
50,240	Synchrony Financial (b)	2,149,267
14,929	The Allstate Corporation (b)	1,826,712
13,152	The Hanover Insurance Group, Inc.	1,834,836
32,459	The Hartford Financial Services Group, Inc.	2,255,251
13,577	The Travelers Companies, Inc.	2,332,936
706	UMB Financial Corporation	71,913
77,936	Virtu Financial, Inc. – Class A	2,733,995
		64,162,032
	Health Care – 10.4%
35,654	Acadia Healthcare Company, Inc. (a)	2,021,938
5,322	Anthem, Inc.	2,404,746
30,257	Centene Corporation (a)	2,499,833
9,741	Cigna Corporation	2,316,215
21,742	CVS Health Corporation	2,253,558
53,308	Envista Holdings Corporation (a)(b)	2,558,784
36,747	Fulgent Genetics, Inc. (a)(b)	2,289,338
33,852	Gilead Sciences, Inc.	2,044,661
30,605	Henry Schein, Inc. (a)	2,643,660
33,415	Hologic, Inc. (a)	2,378,146
8,542	Laboratory Corporation of America Holdings (a)	2,317,103
9,223	McKesson Corporation	2,535,956
16,970	MEDNAX, Inc. (a)	398,286
8,498	Molina Healthcare, Inc. (a)(b)	2,607,781
158,027	OPKO Health, Inc. (a)(b)	494,624
50,493	Owens & Minor, Inc. (b)	2,229,266
43,015	Pfizer, Inc.	2,019,124
27,677	Prestige Consumer Healthcare, Inc. (a)	1,647,612
16,836	Quest Diagnostics, Inc. (b)	2,210,062
23,952	Quidel Corporation (a)(b)	2,533,882
3,765	Regeneron Pharmaceuticals, Inc. (a)	2,328,125
8,905	Supernus Pharmaceuticals, Inc. (a)(b)	284,515

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Health Care – 10.4% (Continued)
29,948	Tenet Healthcare Corporation (a)(b)	$2,575,229
155,906	Viatris, Inc.	1,716,525
		49,308,969
	Industrials – 11.6%
6,132	Acuity Brands, Inc.	1,118,293
3,787	AMERCO (b)	2,187,409
26,324	ArcBest Corporation (b)	2,439,708
23,657	Atkore, Inc. (a)(b)	2,406,153
29,543	Atlas Air Worldwide Holdings, Inc. (a)(b)	2,314,990
31,499	Boise Cascade Company (b)	2,518,030
34,636	Builders FirstSource, Inc. (a)	2,577,611
8,574	CACI International, Inc. – Class A (a)	2,398,919
99,006	CoreCivic, Inc. (a)	901,945
2,895	Deluxe Corporation	90,063
20,978	Encore Wire Corporation (b)	2,442,259
42,190	GMS, Inc. (a)	2,288,808
20,880	Hub Group, Inc. – Class A (a)	1,762,272
52,024	KBR, Inc. (b)	2,582,471
42,101	Knight-Swift Transportation Holdings, Inc.	2,293,663
18,893	ManpowerGroup, Inc.	2,007,948
14,560	ManTech International Corporation – Class A	1,213,867
24,070	Matson, Inc.	2,666,234
36,799	Mueller Industries, Inc.	2,099,383
15,881	MYR Group, Inc. (a)	1,425,320
25,950	Owens Corning (b)	2,418,281
32,057	Rush Enterprises, Inc. – Class A (b)	1,665,041
31,617	Ryder System, Inc.	2,492,684
90,145	Schneider National, Inc. – Class B (b)	2,354,587
18,005	Science Applications International Corporation (b)	1,578,858
28,605	UFP Industries, Inc.	2,452,879
49,775	Werner Enterprises, Inc.	2,163,222
		54,860,898
	Information Technology – 20.9%
23,039	Alliance Data Systems Corporation	1,553,981
52,494	Alpha & Omega Semiconductor, Ltd. (a)	2,822,602
30,688	Amdocs, Ltd.	2,415,146

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 20.9% (Continued)
106,211	Amkor Technology, Inc. (b)	$2,407,803
19,030	Arrow Electronics, Inc. (a)	2,319,376
58,100	Avnet, Inc. (b)	2,444,267
36,979	Axcelis Technologies, Inc. (a)	2,559,686
37,975	Belden, Inc.	2,139,891
35,435	Ciena Corporation (a)	2,424,463
41,203	Cisco Systems, Inc.	2,297,891
27,859	Cognizant Technology Solutions Corporation – Class A	2,399,496
68,793	Cohu, Inc. (a)(b)	2,144,966
12,507	Concentrix Corporation	2,500,024
206,205	Conduent, Inc. (a)(b)	1,004,218
47,684	Corning, Inc. (b)	1,926,434
40,954	CSG Systems International, Inc. (b)	2,527,681
25,996	Diodes, Inc. (a)	2,328,982
19,511	ExlService Holdings, Inc. (a)	2,356,734
29,761	First Solar, Inc. (a)(b)	2,240,706
143,933	Hewlett Packard Enterprise Company (b)	2,291,413
64,712	HP, Inc.	2,223,504
23,945	Insight Enterprises, Inc. (a)(b)	2,490,280
44,098	Intel Corporation	2,103,475
1,197	International Business Machines Corporation (b)	146,645
38,801	Jabil, Inc.	2,243,086
72,537	Juniper Networks, Inc.	2,451,025
108,250	Knowles Corporation (a)	2,357,685
3,393	Kyndryl Holdings, Inc. (a)	53,813
23,303	Lumentum Holdings, Inc. (a)(b)	2,303,735
30,369	Methode Electronics, Inc. (b)	1,386,041
27,812	Micron Technology, Inc.	2,471,374
26,935	NetApp, Inc.	2,111,165
44,066	NETGEAR, Inc. (a)	1,172,596
59,120	NetScout Systems, Inc. (a)	1,840,406
10,241	OSI Systems, Inc. (a)(b)	826,142
15,886	Plexus Corporation (a)(b)	1,294,232
13,626	QUALCOMM, Inc.	2,343,536
63,239	Sanmina Corporation (a)	2,515,647
22,040	SMART Global Holdings, Inc. (a)	604,998
19,298	TD SYNNEX Corporation	1,965,115

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 20.9% (Continued)
47,414	Teradata Corporation (a)(b)	$2,370,226
15,863	Teradyne, Inc. (b)	1,870,565
169,504	TTM Technologies, Inc. (a)(b)	2,130,665
46,679	Ultra Clean Holdings, Inc. (a)	2,138,365
44,479	Verint Systems, Inc. (a)	2,234,180
112,079	Vishay Intertechnology, Inc. (b)	2,150,796
41,762	Western Digital Corporation (a)	2,127,356
113,366	Xerox Holdings Corporation (b)	2,234,444
74,852	Xperi Holding Corporation (b)	1,296,437
		98,563,294
	Materials – 4.3%
68,416	Commercial Metals Company	2,637,437
35,362	Louisiana-Pacific Corporation (b)	2,544,296
24,503	Nucor Corporation (b)	3,225,085
15,288	Reliance Steel & Aluminum Company	2,918,020
38,881	Steel Dynamics, Inc. (b)	2,744,221
57,177	The Mosaic Company	2,997,790
122,436	United States Steel Corporation (b)	3,331,484
		20,398,333
	Real Estate – 2.6%
9,461	Jones Lang LaSalle, Inc. (a)	2,329,487
154,905	Newmark Group, Inc. – Class A	2,738,720
44,010	PotlatchDeltic Corporation	2,416,149
140,403	Realogy Holdings Corporation (a)(b)	2,552,527
59,868	Weyerhaeuser Company	2,327,668
		12,364,551
	Utilities – 2.4%
13,248	Constellation Energy Corporation	609,143
40,915	Exelon Corporation	1,741,342
22,044	Hawaiian Electric Industries, Inc.	903,363
70,453	MDU Resources Group, Inc.	1,886,027
32,936	National Fuel Gas Company (b)	2,049,937
57,366	NRG Energy, Inc. (b)	2,170,730
51,007	UGI Corporation (b)	1,960,709
		11,321,251
	TOTAL COMMON STOCKS (Cost $399,826,986)	470,493,001

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Deposit Account – 0.2%
$722,170	U.S. Bank Money Market
	Deposit Account, 0.003% (c)	$722,170
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $722,170)	722,170

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 33.8%

	Private Funds – 33.8%
159,166,551	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.130% (d)(e)	159,166,551
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 159,166,551)	159,166,551
	TOTAL INVESTMENTS – 133.7%
	(Cost $559,715,707)	630,381,722
	Liabilities in Excess of Other Assets – (33.7)%	(158,810,776)
	NET ASSETS – 100.0%	$471,570,946

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $155,350,923 or 32.9% of net assets.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2022.

(d)	Annualized seven-day yield as of February 28, 2022.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1%

	Communication Services – 1.1%
	AT&T, Inc.
$1,000,000	08/15/2041, 5.550%	$1,210,634
	Charter Communications Operating LLC /
	Charter Communications Operating Capital
930,000	10/23/2055, 6.834%	1,164,695
	Discovery Communications LLC
925,000	06/01/2040, 6.350%	1,122,317
	Paramount Global
1,050,000	02/28/2057, 6.250% (a)	1,063,325
		4,560,971
	Consumer Discretionary – 1.2%
	Hasbro, Inc.
910,000	03/15/2040, 6.350%	1,157,924
	Kohl’s Corporation
1,250,000	05/01/2031, 3.375%	1,231,070
	Lear Corporation
1,185,000	09/15/2027, 3.800% (b)	1,235,973
	Mohawk Industries, Inc.
1,195,000	05/15/2030, 3.625%	1,234,493
		4,859,460
	Consumer Staples – 0.5%
	Altria Group, Inc.
1,100,000	01/31/2044, 5.375% (b)	1,147,571
	Kraft Heinz Foods Company
845,000	02/09/2040, 6.500%	1,092,163
		2,239,734
	Energy – 5.2%
	Continental Resources, Inc.
1,160,000	06/01/2044, 4.900%	1,163,961
	Devon Energy Corporation
900,000	09/30/2031, 7.875%	1,213,828
	Diamondback Energy, Inc.
1,170,000	12/01/2029, 3.500%	1,184,298

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1% (Continued)

	Energy – 5.2%(Continued)
	Energy Transfer LP
$850,000	07/01/2038, 7.500%	$1,077,209
	Enterprise Products Operating LLC
1,185,000	02/15/2078, 5.375% (a)	1,101,337
	Halliburton Company
900,000	09/15/2039, 7.450%	1,229,258
	Hess Corporation
1,005,000	01/15/2040, 6.000%	1,186,811
	HollyFrontier Corporation
1,100,000	04/01/2026, 5.875% (b)	1,193,852
	Kinder Morgan Energy Partners LP
885,000	01/15/2038, 6.950%	1,124,186
	Magellan Midstream Partners LP
1,135,000	10/15/2043, 5.150%	1,244,547
	Marathon Oil Corporation
995,000	10/01/2037, 6.600% (b)	1,252,498
	Marathon Petroleum Corporation
890,000	03/01/2041, 6.500%	1,125,090
	NOV, Inc.
1,250,000	12/01/2042, 3.950%	1,127,571
	ONEOK Partners LP
800,000	10/01/2036, 6.650%	965,989
210,000	10/15/2037, 6.850%	259,408
	Ovintiv, Inc.
890,000	11/01/2031, 7.375% (b)	1,133,047
	Phillips 66 Partners LP
1,080,000	10/01/2046, 4.900%	1,197,018
	Plains All American Pipeline LP /
	PAA Finance Corporation
1,190,000	06/01/2042, 5.150%	1,176,670
	Valero Energy Corporation
895,000	06/15/2037, 6.625%	1,128,419
		21,084,997
	Financials – 6.0%
	Ally Financial, Inc.
840,000	11/01/2031, 8.000% (b)	1,105,986

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1% (Continued)

	Financials – 6.0% (Continued)
	American Equity Investment Life Holding Company
$1,115,000	06/15/2027, 5.000%	$1,212,973
	American International Group, Inc.
1,150,000	04/01/2048, 5.750% (a)	1,184,500
	Athene Holding, Ltd.
1,000,000	04/03/2030, 6.150%	1,176,922
	Brighthouse Financial, Inc.
1,220,000	06/22/2047, 4.700%	1,218,888
	Enstar Group, Ltd.
1,140,000	06/01/2029, 4.950%	1,220,662
	Fifth Third Bancorp
760,000	03/01/2038, 8.250%	1,143,627
	GLP Capital LP / GLP Financing II, Inc.
1,025,000	06/01/2028, 5.750%	1,137,176
	Jackson Financial, Inc.
1,340,000	11/23/2051, 4.000% (c)	1,202,989
	Jefferies Group LLC
950,000	01/15/2036, 6.250%	1,161,815
	Legg Mason, Inc.
900,000	01/15/2044, 5.625%	1,117,250
	Lincoln National Corporation
820,000	06/15/2040, 7.000%	1,144,052
	Markel Corporation
1,000,000	04/05/2046, 5.000%	1,158,341
	MetLife, Inc.
735,000	08/01/2069, 10.750%	1,142,925
	Owl Rock Capital Corporation
1,325,000	06/11/2028, 2.875%	1,204,373
	PartnerRe Finance B LLC
1,175,000	10/01/2050, 4.500% (a)	1,157,375
	Prudential Financial, Inc.
1,090,000	09/15/2048, 5.700% (a)	1,146,953
	Regions Bank/Birmingham AL
858,000	06/26/2037, 6.450%	1,125,415
	Synchrony Financial
1,150,000	08/04/2026, 3.700% (b)	1,176,759

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1% (Continued)

	Financials – 6.0% (Continued)
	The Allstate Corporation
$955,000	05/15/2067, 6.500% (a)	$1,191,362
	Western Alliance Bancorp
1,285,000	06/15/2031, 3.000% (a)(b)	1,279,335
		24,609,678
	Health Care – 0.9%
	Cardinal Health, Inc.
1,100,000	06/15/2047, 4.368% (b)	1,131,422
	Centene Corporation
1,200,000	12/15/2029, 4.625% (b)	1,237,986
	HCA, Inc.
955,000	06/15/2047, 5.500% (b)	1,117,126
		3,486,534
	Industrials – 1.4%
	BNSF Funding Trust I
1,120,000	12/15/2055, 6.613% (a)	1,209,600
	Delta Air Lines, Inc.
1,250,000	10/28/2029, 3.750% (b)	1,190,875
	FedEx Corporation
950,000	01/15/2044, 5.100%	1,093,881
	Kirby Corporation
1,140,000	03/01/2028, 4.200%	1,176,449
	Owens Corning
1,165,000	07/15/2047, 4.300%	1,230,111
		5,900,916
	Information Technology – 1.6%
	Broadcom, Inc.
1,040,000	04/15/2030, 5.000%	1,149,456
	CDW LLC / CDW Finance Corporation
1,250,000	02/15/2029, 3.250%	1,166,825
	Corning, Inc.
685,000	11/15/2079, 5.450%	790,306
	HP, Inc.
945,000	09/15/2041, 6.000%	1,128,258

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1% (Continued)

	Information Technology – 1.6% (Continued)
	Jabil, Inc.
$1,200,000	01/12/2028, 3.950%	$1,257,626
	Micron Technology, Inc.
1,080,000	02/06/2029, 5.327%	1,205,215
		6,697,686
	Materials – 1.2%
	Freeport-McMoRan, Inc.
1,040,000	03/15/2043, 5.450%	1,196,624
	Martin Marietta Materials, Inc.
295,000	12/15/2047, 4.250%	308,860
	The Dow Chemical Company
650,000	05/15/2039, 9.400%	1,090,278
	The Mosaic Company
970,000	11/15/2043, 5.625%	1,198,765
	Vulcan Materials Company
1,005,000	06/15/2047, 4.500%	1,103,400
		4,897,927
	Real Estate – 2.1%
	Brixmor Operating Partnership LP
1,200,000	07/01/2030, 4.050%	1,245,734
	EPR Properties
1,260,000	08/15/2029, 3.750%	1,215,817
	Hudson Pacific Properties LP
1,175,000	04/01/2029, 4.650%	1,278,664
	MPT Operating Partnership LP /
	MPT Finance Corporation
1,190,000	08/01/2029, 4.625% (b)	1,196,551
	Office Properties Income Trust
1,150,000	02/01/2025, 4.500%	1,180,170
	Omega Healthcare Investors, Inc.
1,125,000	01/15/2026, 5.250%	1,205,305
	Simon Property Group LP
865,000	02/01/2040, 6.750%	1,185,971
		8,508,212

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.1% (Continued)

	Utilities – 2.9%
	American Electric Power Company, Inc.
$1,300,000	02/15/2062, 3.875% (a)	$1,226,945
	CMS Energy Corporation
1,190,000	06/01/2050, 4.750% (a)(b)	1,198,925
	Constellation Energy Generation LLC
950,000	10/01/2039, 6.250%	1,106,942
	Dominion Energy, Inc.
1,110,000	10/01/2054, 5.750% (a)	1,143,266
	Duke Energy Corporation
1,325,000	01/15/2082, 3.250% (a)	1,221,118
	Edison International
1,160,000	03/15/2028, 4.125%	1,196,038
	National Fuel Gas Company
1,115,000	01/15/2026, 5.500%	1,209,697
	NextEra Energy Capital Holdings, Inc.
1,195,000	12/01/2077, 4.800% (a)(b)	1,176,137
	Sempra Energy
1,250,000	04/01/2052, 4.125% (a)	1,182,588
	The Southern Company
1,170,000	01/15/2051, 4.000% (a)(b)	1,127,634
		11,789,290
	TOTAL CORPORATE BONDS
	(Cost $99,275,237)	98,635,405

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8%
	Federal Home Loan Banks
50,000	08/15/2024, 1.500%	49,979
50,000	09/13/2024, 2.875%	51,661
50,000	12/13/2024, 2.750%	51,538
185,000	09/04/2025, 0.375%	176,540
520,000	06/09/2028, 3.250%	562,084
410,000	11/16/2028, 3.250%	443,784
40,000	07/15/2036, 5.500%	55,310
		1,390,896

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8% (Continued)
	Federal Home Loan Mortgage Corporation
$50,000	02/12/2025, 1.500%	$49,801
50,000	07/21/2025, 0.375%	47,848
50,000	09/23/2025, 0.375%	47,664
225,000	09/15/2029, 6.750%	302,894
450,000	03/15/2031, 6.750%	620,620
295,000	07/15/2032, 6.250%	407,619
		1,476,446
	Federal National Mortgage Association
50,000	09/06/2024, 2.625%	51,328
50,000	10/15/2024, 1.625%	50,046
50,000	01/07/2025, 1.625%	49,978
50,000	04/22/2025, 0.625%	48,425
50,000	06/17/2025, 0.500%	48,048
50,000	08/25/2025, 0.375%	47,730
245,000	11/07/2025, 0.500%	234,042
230,000	04/24/2026, 2.125%	233,408
265,000	09/24/2026, 1.875%	266,453
455,000	10/08/2027, 0.750%	428,243
515,000	05/15/2029, 6.250%	662,381
470,000	01/15/2030, 7.125%	645,397
435,000	05/15/2030, 7.250%	610,335
165,000	08/05/2030, 0.875%	149,638
480,000	11/15/2030, 6.625%	650,832
1,650,000	03/01/2040, 4.500% (d)	1,742,883
1,650,000	03/15/2041, 4.000% (d)	1,723,348
4,325,000	03/15/2041, 3.500% (d)	4,454,919
4,970,000	03/15/2043, 3.000% (d)	5,017,007
8,900,000	03/15/2047, 2.500% (d)	8,781,162
		25,895,603
	Government National Mortgage Association
2,245,000	03/15/2041, 4.000% (d)	2,351,110
1,500,000	03/15/2042, 4.000% (d)	1,558,711
3,080,000	03/15/2042, 3.500% (d)	3,176,008
1,600,000	03/15/2043, 3.000% (d)	1,626,383

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8% (Continued)
	Government National Mortgage Association (Continued)
$1,500,000	03/15/2043, 3.000% (d)	$1,523,086
1,600,000	03/15/2045, 3.500% (d)	1,651,063
5,840,000	03/20/2050, 2.500% (d)	5,836,161
1,500,000	03/15/2051, 2.500% (d)	1,495,909
		19,218,431
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $48,009,356)	47,981,376

U.S. GOVERNMENT AGENCY ISSUES – 1.3%

	Utilities – 1.3%
	Tennessee Valley Authority
240,000	09/15/2024, 2.875%	247,550
340,000	05/15/2025, 0.750%	329,899
370,000	11/01/2025, 6.750%	435,970
680,000	02/01/2027, 2.875%	714,043
790,000	05/01/2030, 7.125%	1,082,619
600,000	04/01/2036, 5.880%	846,772
685,000	01/15/2038, 6.150%	1,003,785
385,000	09/15/2039, 5.250%	515,979
		5,176,617
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $5,201,289)	5,176,617

U.S. GOVERNMENT NOTES/BONDS – 62.1%

	U.S. Treasury Bonds – 19.8%
	United States Treasury Bonds
9,235,000	11/15/2027, 6.125% (b)	11,418,212
19,420,000	11/15/2028, 5.250% (b)	23,655,229
10,135,000	05/15/2030, 6.250%	13,568,627
7,900,000	02/15/2031, 5.375%	10,239,140
17,575,000	08/15/2040, 3.875%	22,033,970
		80,915,178

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 62.1% (Continued)

	U.S. Treasury Notes – 42.3%
	United States Treasury Notes
$685,000	04/30/2027, 0.500%	$643,258
3,515,000	05/15/2027, 2.375%	3,623,745
1,235,000	05/31/2027, 0.500%	1,157,764
1,435,000	06/30/2027, 0.500%	1,343,911
2,130,000	07/31/2027, 0.375%	1,979,153
4,610,000	08/15/2027, 2.250% (b)	4,728,491
2,525,000	08/31/2027, 0.500%	2,358,311
2,760,000	09/30/2027, 0.375% (b)	2,556,127
3,545,000	10/31/2027, 0.500% (b)	3,302,527
6,275,000	11/15/2027, 2.250% (b)	6,436,042
3,750,000	11/30/2027, 0.625%	3,514,014
4,130,000	12/31/2027, 0.625%	3,866,551
4,340,000	01/31/2028, 0.750%	4,088,076
6,910,000	02/15/2028, 2.750%	7,287,351
4,645,000	02/29/2028, 1.125%	4,473,716
5,270,000	03/31/2028, 1.250%	5,104,695
2,320,000	04/30/2028, 1.250%	2,246,322
7,980,000	05/15/2028, 2.875%	8,480,932
2,620,000	05/31/2028, 1.250%	2,534,850
3,275,000	06/30/2028, 1.250% (b)	3,165,876
2,750,000	07/31/2028, 1.000%	2,614,756
7,690,000	08/15/2028, 2.875%	8,187,146
14,215,000	08/31/2028, 1.125%	13,612,250
11,690,000	09/30/2028, 1.250%	11,278,110
11,930,000	10/31/2028, 1.375%	11,596,799
9,215,000	11/15/2028, 3.125% (b)	9,974,879
1,650,000	11/30/2028, 1.500% (b)	1,616,549
7,675,000	02/15/2029, 2.625% (b)	8,082,135
8,710,000	05/15/2029, 2.375% (b)	9,040,708
5,285,000	08/15/2029, 1.625%	5,222,447
4,030,000	11/15/2029, 1.750%	4,018,666
5,180,000	02/15/2030, 1.500% (b)	5,063,248
2,675,000	05/15/2030, 0.625%	2,432,578
2,270,000	08/15/2030, 0.625% (b)	2,057,897
2,190,000	11/15/2030, 0.875% (b)	2,023,098

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 62.1% (Continued)

	U.S. Treasury Notes – 42.3% (Continued)
	United States Treasury Notes (Continued)
$760,000	02/15/2031, 1.125% (b)	$715,973
2,080,000	05/15/2031, 1.625% (b)	2,044,331
445,000	08/15/2031, 1.250%	422,576
		172,895,858
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $262,405,842)	253,811,036

SHORT-TERM INVESTMENTS – 9.9%

	Money Market Deposit Account – 9.9%
40,227,617	U.S. Bank Money Market
	Deposit Account, 0.003% (e)(f)	40,227,617
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,227,617)	40,227,617

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 23.4%

	Private Funds – 23.4%
95,671,076	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.130% (g)(h)	95,671,076
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 95,671,076)	95,671,076
	TOTAL INVESTMENTS – 132.6%
	(Cost $550,790,417)	541,503,127
	Liabilities in Excess of Other Assets – (32.6)%	(133,166,376)
	NET ASSETS – 100.0%	$408,336,751

Percentages are stated as a percent of net assets.
(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of February 28, 2022.

(b)	All or portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $94,450,769 or 23.13% of net assets.
(c)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2022, the value of these securities amounted to $1,202,989 or 0.29% of net assets.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited) (Continued)

(d)
Security purchased on a forward-commitment basis (“TBA commitment”).  On February 28, 2022, the total value of TBA commitments was $40,937,750 or 10.03% of net assets. See Note 2 in Notes to Financial Statements.

(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2022.

(f)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At February 28, 2022, the value of securities pledged amounted to $40,227,617. In addition, the Fund held cash collateral in the amount of $900,000.

(g)	Annualized seven-day yield as of February 28, 2022.
(h)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in securities, at value*+	$427,003,006	$630,381,722	$541,503,127
Cash held as collateral
for TBA commitments	—	—	900,000
Foreign currency, at value*	14,988	—	—
Interest and dividends receivable	1,174,071	526,396	2,652,533
Dividend tax reclaim receivable	1,101,772	—	—
Securities lending income receivable	12,017	7,227	3,738
Total assets	429,305,854	630,915,345	545,059,398
LIABILITIES
Collateral received for
securities loaned (Note 4)	4,119,394	159,166,551	95,671,076
Payable for investment
securities purchased	—	—	40,923,495
Management fees payable	204,179	177,848	128,076
Total liabilities	4,323,573	159,344,399	136,722,647
NET ASSETS	$424,982,281	$471,570,946	$408,336,751
NET ASSETS CONSIST OF:
Paid-in capital	$534,282,627	$438,787,236	$420,766,812
Total distributable earnings
(accumulated deficit)	(109,300,346)	32,783,710	(12,430,061)
Net assets	$424,982,281	$471,570,946	$408,336,751
Net asset value:
Net assets	$424,982,281	$471,570,946	$408,336,751
Shares outstanding^	16,300,000	10,500,000	8,300,000
Net asset value, offering and
redemption price per share	$26.07	$44.91	$49.20
* Identified cost:
Investments in securities	$405,848,107	$559,715,707	$550,790,417
Foreign currency	14,891	—	—
+ Includes loaned securities
with a value of	$7,212,372	$155,350,923	$94,450,769

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Six-Months Ended February 28, 2022 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$7,423,453	$4,185,974	$—
Securities lending income,
net (Note 4)	158,529	50,401	17,480
Interest	26	12	4,083,924
Total investment income	7,582,008	4,236,387	4,101,404
EXPENSES
Management fees	1,371,737	1,108,536	846,277
Total expenses	1,371,737	1,108,536	846,277
Fees waived by adviser (Note 3)	(30,853)	(29,448)	(27,988)
Net expenses	1,340,884	1,079,088	818,289
Net investment income (loss)	6,241,124	3,157,299	3,283,115

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	9,192,321	19,642,502	(5,164,685)
Foreign currency	(56,190)	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	(31,485,843)	(16,448,084)	(16,781,221)
Foreign currency and translation
of other assets and liabilities
in foreign currency	(37,735)	—	—
Net realized and unrealized
gain (loss) on investments	(22,387,447)	3,194,418	(21,945,906)
Net increase (decrease) in net assets
resulting from operations	$(16,146,323)	$6,351,717	$(18,662,791)
* Net of foreign taxes withheld of	$921,989	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
OPERATIONS
Net investment income (loss)	$6,241,124	$14,606,062
Net realized gain (loss) on
investments and foreign currency	9,136,131	47,203,947
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	(31,523,578)	72,325,084
Net increase (decrease) in net assets
resulting from operations	(16,146,323)	134,135,093

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(13,036,897)	(15,901,505)
Total distributions to shareholders	(13,036,897)	(15,901,505)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	—
Payments for shares redeemed	(32,307,190)	(69,124,880)
Transaction fees (Note 7)	19,689	43,214
Net increase (decrease) in
net assets derived from
capital share transactions(a)	(32,287,501)	(69,081,666)
Net increase (decrease) in net assets	$(61,470,721)	$49,151,922

NET ASSETS
Beginning of period/year	$486,453,002	$437,301,080
End of period/year	$424,982,281	$486,453,002

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	—	—
Shares redeemed	(1,200,000)	(2,800,000)
Net increase (decrease)	(1,200,000)	(2,800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
OPERATIONS
Net investment income (loss)	$3,157,299	$4,647,775
Net realized gain (loss) on investments	19,642,502	64,389,498
Change in unrealized appreciation
(depreciation) on investments	(16,448,084)	84,452,844
Net increase (decrease) in net assets
resulting from operations	6,351,717	153,490,117

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,429,164)	(4,772,720)
Total distributions to shareholders	(3,429,164)	(4,772,720)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	40,674,560	43,785,000
Payments for shares redeemed	—	(94,885,470)
Net increase (decrease) in
net assets derived from
capital share transactions(a)	40,674,560	(51,100,470)
Net increase (decrease) in net assets	$43,597,113	$97,616,927

NET ASSETS
Beginning of period/year	$427,973,833	$330,356,906
End of period/year	$471,570,946	$427,973,833

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	900,000	1,000,000
Shares redeemed	—	(2,400,000)
Net increase (decrease)	900,000	(1,400,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
OPERATIONS
Net investment income (loss)	$3,283,115	$6,263,390
Net realized gain (loss) on investments	(5,164,685)	9,034,635
Change in unrealized appreciation
(depreciation) on investments	(16,781,221)	(9,262,591)
Net increase (decrease) in net assets
resulting from operations	(18,662,791)	6,035,434

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,086,621)	(6,192,618)
Total distributions to shareholders	(4,086,621)	(6,192,618)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,406,280	20,576,910
Payments for shares redeemed	—	(5,243,670)
Transaction fees (Note 7)	6,485	2,901
Net increase (decrease) in
net assets derived from
capital share transactions (a)	15,412,765	15,336,141
Net increase (decrease) in net assets	$(7,336,647)	$15,178,957

NET ASSETS
Beginning of period/year	$415,673,398	$400,494,441
End of period/year	$408,336,751	$415,673,398

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	300,000	400,000
Shares redeemed	—	(100,000)
Net increase (decrease)	300,000	300,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Net asset value, beginning of period/year

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments(6)
Total from investment operations

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Total distributions to shareholders

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)
Net asset value, end of period/year
Total return

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)
Expenses to average net assets (after management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Portfolio turnover rate(5)

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Six-Months
Ended
February 28,
2022		Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
$27.80		$21.54	$22.59	$25.19	$27.16	$21.60

0.37		0.78	0.51	0.74	0.60	0.50
(1.32)		6.34	(0.93)	(2.64)	(1.91)	5.60
(0.95)		7.12	(0.42)	(1.90)	(1.31)	6.10

(0.78)		(0.86)	(0.64)	(0.70)	(0.66)	(0.54)
(0.78)		(0.86)	(0.64)	(0.70)	(0.66)	(0.54)

—	(2)	— (2)	0.01	— (2)	— (2)	— (2)
$26.07		$27.80	$21.54	$22.59	$25.19	$27.16
-3.39	%(3)	33.22%	-1.98%	-7.61%	-4.97%	28.70%

$424,982		$486,456	$437,301	$569,345	$609,628	$722,364

0.61	%(4)	0.61%	0.61%	0.61%	0.64%	0.68%
0.59	%(4)	0.59%	0.60%	0.61%	0.63%	0.68%
2.76	%(4)	3.02%	2.29%	3.09%	2.18%	2.13%
2.78	%(4)	3.04%	2.30%	3.09%	2.19%	2.13%
34	%(3)	74%	79%	76%	66%	73%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Net asset value, beginning of period/year

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments(6)
Total from investment operations

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Total distributions to shareholders

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)
Net asset value, end of period/year
Total return

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)
Expenses to average net assets (after management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Portfolio turnover rate(5)

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Six-Months
Ended
February 28,
2022		Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
$44.58		$30.03	$29.72	$35.33	$29.83	$26.55

0.32		0.46	0.45	0.49	0.40	0.35
0.36		14.56	0.33	(5.60)	5.52	3.20
0.68		15.02	0.78	(5.11)	5.92	3.55

(0.35)		(0.47)	(0.47)	(0.50)	(0.42)	(0.27)
(0.35)		(0.47)	(0.47)	(0.50)	(0.42)	(0.27)

—		—	—	— (2)	—	—
$44.91		$44.58	$30.03	$29.72	$35.33	$29.83
1.52	%(3)	50.29%	2.70%	-14.49%	19.95%	13.42%

$471,571		$427,974	$330,357	$478,413	$671,355	$501,156

0.50	%(4)	0.50%	0.50%	0.50%	0.52%	0.55%
0.49	%(4)	0.48%	0.49%	0.50%	0.51%	0.55%
1.41	%(4)	1.17%	1.53%	1.56%	1.20%	1.24%
1.42	%(4)	1.19%	1.54%	1.56%	1.21%	1.24%
33	%(3)	65%	66%	71%	63%	68%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Net asset value, beginning of period/year

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments(6)
Total from investment operations

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Total distributions to shareholders

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)
Net asset value, end of period/year
Total return

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)
Expenses to average net assets (after management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Net investment income (loss) to average net assets (before management fees waived)
Portfolio turnover rate(5)

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

Six-Months
Ended
February 28,
2022		Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
$51.96		$52.01	$51.22	$47.93	$50.26	$51.65

0.40		0.80	1.23	1.50	1.17	0.92
(2.66)		(0.05)	0.88	3.34	(2.39)	(0.74)
(2.26)		0.75	2.11	4.84	(1.22)	0.18

(0.40)		(0.80)	(1.33)	(1.56)	(1.11)	(0.93)
(0.10)		—	—	—	—	(0.65)
(0.50)		(0.80)	(1.33)	(1.56)	(1.11)	(1.58)

—	(2)	— (2)	0.01	0.01	— (2)	0.01
$49.20		$51.96	$52.01	$51.22	$47.93	$50.26
-4.39	%(3)	1.46%	4.26%	10.37%	-2.42%	0.50%

$408,337		$415,673	$400,494	$486,612	$536,796	$557,851

0.41	%(4)	0.41%	0.41%	0.41%	0.43%	0.45%
0.40	%(4)	0.39%	0.40%	0.41%	0.42%	0.45%
1.58	%(4)	1.53%	2.42%	3.11%	2.42%	1.86%
1.59	%(4)	1.55%	2.43%	3.11%	2.43%	1.86%
120	%(3)	238%	247%	384%	324%	296%

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-month period ended February 28, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$409,708,191	$—	$—	$409,708,191
Preferred Stocks	11,518,177	—	—	11,518,177
Short-Term Investments	1,657,244	—	—	1,657,244
Investments Purchased
with Proceeds from
Securities Lending	484,000	3,635,394	—	4,119,394
Total Investments
in Securities	$423,367,612	$3,635,394	$—	$427,003,006

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$470,493,001	$—	$—	$470,493,001
Short-Term Investments	722,170	—	—	722,170
Investments Purchased
with Proceeds from
Securities Lending	—	159,166,551	—	159,166,551
Total Investments
in Securities	$471,215,171	$159,166,551	$—	$630,381,722

^ See Schedule of Investments for sector breakouts.

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NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

Vident Core U.S. Bond Strategy ETF

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$98,635,405	$—	$98,635,405
Mortgage Backed
Securities – U.S.
Government Agency	—	47,981,376	—	47,981,376
U.S. Government
Agency Issues	—	5,176,617	—	5,176,617
U.S. Government
Notes/Bonds	—	253,811,036	—	253,811,036
Short-Term Investments	40,227,617	—	—	40,227,617
Investments Purchased
with Proceeds from
Securities Lending	—	95,671,076	—	95,671,076
Total Investments
in Securities	$40,227,617	$501,275,510	$—	$541,503,127

^ See Schedule of Investments for sector breakouts.

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statements of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$40,923,495

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	($1,179,014)	TBA Commitments	($5,813)

The average monthly value of TBA Commitments during the current fiscal period was $41,580,955.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities				Gross Amounts not offset
in the Statement of
Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description/	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$17,803,062	$—	$17,803,062	$(17,403,062)	$(400,000)	$—
Wells Fargo
Securities, LLC	23,120,433	—	23,120,433	$(22,620,433)	(500,000)	—
	$40,923,495	$—	$40,923,495	$(40,023,495)	$(900,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2021 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$(6,752,609)	$6,752,609
Vident Core U.S. Equity Fund	$(32,156,173)	$32,356,173
Vident Core U.S. Bond Strategy ETF	$(116,346)	$116,346

During the fiscal year ended August 31, 2021, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/(losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$6,752,609
Vident Core U.S. Equity Fund	$32,356,173
Vident Core U.S. Bond Strategy ETF	$116,346

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Effective February 1, 2020, the Adviser contractually waived 0.02% of its adviser fee from each of the Funds until December 31, 2021. Fees waived under this waiver agreement was not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Fund’s securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$7,212,372	$4,119,394
Vident Core U.S. Equity Fund	$155,350,923	$159,166,551
Vident Core U.S. Bond Strategy ETF	$94,450,769	$95,671,076

Vident International Equity Fund receives cash and non-cash as collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in a private fund, various short-term money markets and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury obligations with a value of $3,507,909.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$158,529
Vident Core U.S. Equity Fund	$50,401
Vident Core U.S. Bond Strategy ETF	$17,840

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets Funds	$484,000	$—	$—	$—	$484,000
Repurchase agreements
collateralized by various
U.S. government
obligations	$3,298,753	$—	$—	$—	$3,298,753
Private Funds(a)	$336,641	$—	$—	$—	$336,641
U.S. Treasury obligations	$—	$—	$—	$3,507,909	$3,507,909
Total Borrowings	$4,119,394	$—	$—	$3,507,909	$7,627,303

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$159,166,551	$—	$—	$—	$159,166,551
Total Borrowings	$159,166,551	$—	$—	$—	$159,166,551

Vident Core U.S. Bond Strategy ETF

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$95,671,076	$—	$—	$—	$95,671,076
Total Borrowings	$95,671,076	$—	$—	$—	$95,671,076

(a)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$149,662,022	$165,871,461
Vident Core U.S. Equity Fund	$146,880,434	$147,005,059
Vident Core U.S. Bond Strategy ETF	$496,706,172	$494,998,382

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Fund	$—	$22,438,178
Vident Core U.S. Equity Fund	$40,552,165	$—
Vident Core U.S. Bond Strategy ETF	$13,679,752	$—

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $360,135,975 of purchases and $355,515,307 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2021, were as follows:

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$453,285,173	$467,466,420	$511,147,342
Gross tax unrealized appreciation	$75,817,311	$91,881,055	$10,710,770
Gross tax unrealized depreciation	(28,230,180)	(5,754,057)	(3,293,525)
Net tax unrealized
appreciation/ (depreciation)	47,587,131	86,126,998	7,417,245
Undistributed ordinary income	7,780,886	934,509	2,101,132
Undistributed long-term capital gain	—	—	800,974
Other accumulated gain/(loss)	(135,485,143)	(57,200,350)	—
Distributable earnings/
(accumulated deficit)	$(80,117,126)	$29,861,157	$10,391,351

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2021, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$(117,507,620)	$(17,963,853)
Vident Core U.S. Equity Fund	$(57,200,350)	$—
Vident Core U.S. Bond Strategy ETF	$—	$—

During the fiscal year ended August 31, 2021, the Funds utilized the following capital loss carryforward that was available as of August 31, 2020:

	Short-Term	Long-Term
Vident International Equity Fund	$29,302,882	$8,399,116
Vident Core U.S. Equity Fund	$25,607,213	$—
Vident Core U.S. Bond Strategy ETF	$2,922,642	$5,213,400

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2021, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,901,505	$—
Vident Core U.S. Equity Fund	$4,772,720	$—
Vident Core U.S. Bond Strategy ETF	$6,192,618	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2020, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,484,939	$—
Vident Core U.S. Equity Fund	$6,628,517	$—
Vident Core U.S. Bond Strategy ETF	$11,728,591	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited) (Continued)

may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity  Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2022 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2021	February 28, 2022	the Period(a)
Actual	$1,000.00	$966.10	$2.88
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.87	$2.96

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2021	February 28, 2022	the Period(b)
Actual	$1,000.00	$1,015.20	$2.45
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.36	$2.46

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2021	February 28, 2022	the Period(c)
Actual	$1,000.00	$ 956.10	$1.94
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.81	$2.01

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC (the “Adviser”) and the Trust, on behalf of Vident Core U.S. Bond Strategy ETF, Vident Core U.S. Equity Fund, and Vident International Equity Fund (each, a “Fund,” and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each applicable Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with their services to each Fund are shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser provided an oral overview of each applicable Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity program, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, oversight of each

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Fund’s respective sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Additionally, the Board considered that Vident Financial, LLC (“Vident Financial”), an affiliate of the Adviser, acts as index provider to the Funds, which each track an index created by Vident Financial based on its intellectual property. The Board noted the Adviser’s belief that shareholders invest in the Funds based on the investment principles incorporated into each index methodology by Vident Financial and the expectation that the Adviser will provide advisory services to the Funds based on the indexes.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended September 30, 2021, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses.

Vident Core U.S. Bond Strategy ETF: The Board noted that, for the one-year, three-year, five-year, and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that the Fund outperformed the FTSE Broad Investment-Grade (BIG) Bond Index, which provides an indication of the performance of U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market, for the one- and three-year periods, while the Fund underperformed the FTSE Broad Investment-Grade (BIG) Bond Index for the five-year and since inception periods ended September 30, 2021. The Board further noted that, for the one-year period, the Fund’s performance was above the median of the other index-based Intermediate Core and Core-Plus Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser at the Board’s request based on funds with a similar investment objective, investment universe, sector exposure, and average maturity (the “Selected Peer Group”). The Board noted that the Fund generally performed within range of the Selected Peer Group for the one- and three-year periods.

Vident Core U.S. Equity Fund: The Board noted that, for the one-, three-, and five-year periods ended September 30, 2021, the Fund outperformed its underlying index, before fees and expenses. The Board further noted that the Fund began tracking the Vident Core U.S. Stock Index on January 6, 2016. The Board also noted that the Fund outperformed both the Morningstar US Market Total Return Index, which measures the performance of U.S. securities and targets 97% market capitalization of the investable

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

universe, and the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market, for the one-year period and underperformed both the Morningstar US Market Total Return Index and the S&P 500 Index for the three-year, five-year, and since inception periods. The Board further noted that, for the one-year period, the Fund’s performance was above the median of index-based U.S. Mid-Cap Value ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser at the Board’s request based on funds with a similar investment objective, investment universe, quantitative approach to security selection, and investment philosophy (the “Selected Peer Group”). The Board noted that the Fund generally performed within range of the Selected Peer Group for the one, three-, and five-year periods.

Vident International Equity Fund: The Board noted that, for the one-year, three-year, five-year, and since inception periods ended September 30, 2021, the Fund underperformed its underlying index, before fees and expenses. The Board noted that the Fund outperformed both the Morningstar Global Markets ex-US Large-Mid Cap NR Index, which measures the  performance of the global equity market targeting the top 90% of stocks by market capitalization, excluding the U.S., and the Morningstar Global Markets ex-US Index, which measures the performance of the stocks located in developed and emerging countries across the world, excluding the U.S., for the one-year period and underperformed both the Morningstar Global Markets ex-US Large-Mid Cap NR Index and the Morningstar Global Markets ex-US NR Index for three-year, five-year, and since inception periods. The Board further noted that, for the one-year period, the Fund’s performance was above the median of the other Foreign Large Value ETFs as reported by Morningstar (together, the “Category Peer Group”).

Additionally, the Board considered the performance of the Fund relative to a peer group of the Fund’s most direct competitors, which were identified by the Adviser at the Board’s request based on funds with a similar investment universe, investment objective, index philosophy, weighted average market capitalization, and historical turnover (the “Selected Peer Group”). The Board noted that the Fund performed within the range of the Selected Peer Group for the one- and three-year periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, the full amount of which was the “unified fee” described below, and compared each Fund’s expense ratio to its respective peer groups as follows:

Vident Core U.S. Bond Strategy ETF: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group. The Board further noted that the expense ratio for the Fund was within the range of expense ratios of the Selected Peer Group.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Vident Core U.S. Equity Fund: The Board noted that the expense ratio for the Fund was higher than the median but within the range of its Category Peer Group. The Board further noted that the expense ratio for the Fund was within the range of expense ratios of the Selected Peer Group.

Vident International Equity Fund: The Board noted that the expense ratio for the Fund was higher than the median but within the range of its Category Peer Group. The Board further noted that the expense ratio for the Fund and was the highest in the range of expense ratios of the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b‑1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of each Fund’s unitary fee might result in a sharing of those economies with the applicable Fund shareholders. The Board noted its intention to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

VIDENT FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME

For the fiscal year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	69.33%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2021 was as follows:

Vident International Equity Fund	0.11%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the fiscal year ended August 31, 2021, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2021.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	2,535,937	$0.1449	99.91%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    5/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    5/4/2022

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    5/4/2022

* Print the name and title of each signing officer under his or her signature.